Quarterly Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,144,508	$ 3,162,311	$ 3,134,993	$ 3,269,932	$ 3,525,415	$ 3,358,406	$ 3,106,006	$ 3,226,144	$ 12,711,744	$ 13,215,971	$ 13,015,704
Gross Profit	723,728	789,295	733,409	810,067	839,461	752,513	686,035	749,735	3,056,499	3,027,744	2,929,029
Net Income Attributable to Common Shareholders	$ 179,454	$ 285,345	$ 267,252	$ 280,089	$ 301,038	$ 242,406	$ 253,288	$ 244,316	$ 1,012,140	$ 1,041,048	$ 948,427
Diluted earnings per share	$ 1.27	$ 2.02	$ 1.80	$ 1.85	$ 1.98	$ 1.60	$ 1.66	$ 1.61	$ 6.97	$ 6.87	$ 6.26